Other Information- Commitments Contract Nabiax (Details) - center						1 Months Ended	12 Months Ended
	Nov. 07, 2024	Jun. 13, 2023	May 24, 2022	Jul. 21, 2021	May 07, 2021	Jun. 30, 2024	Dec. 31, 2019
Telefónica, S.A. | Asterion Industrial Partners SGEIC
Commitments [Line Items]
Number of data centers sold							11
Housing services provision agreement term				10 years			10 years
Telefónica Infra, S.L.U. Holding company | Nabiax
Commitments [Line Items]
Proportion of voting rights held in associate (in percentage)	100.00%	20.00%	20.00%		20.00%	20.00%
Telefónica Infra, S.L.U. Holding company | Asterion Industrial Partners SGEIC
Commitments [Line Items]
Number of data centers sold					4
Percentage of voting equity interests acquired				13.94%
Telefónica Infra, S.L.U. Holding company | Asterion Industrial Partners SGEIC | Spain
Commitments [Line Items]
Number of data centers sold				2	2
Telefónica Infra, S.L.U. Holding company | Asterion Industrial Partners SGEIC | Chile
Commitments [Line Items]
Number of data centers sold			2		2
Asterion Industrial Partners SGEIC | Nabiax
Commitments [Line Items]
Proportion of voting rights held in associate (in percentage)						80.00%